Leases - Supplemental cash flow information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Lease principal payments	$ 288,574	$ 464,214	$ 2,086,444	$ 1,579,700
Non-cash additions to ROU assets	4,054,328		189,962	60,423,915
Amortization of operating leases	$ 309,747	$ 323,090	$ 1,321,530	$ 1,243,245